Financial Instruments And Risk Management (Effect Of Cash Flow Hedges On Financial Statements) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Fuel derivative contracts, Fair Value			$ 0.6
Fuel derivative contracts, Fair Value	66	[1]	65	97
Fuel Derivative Contracts (asset)
Derivatives, Fair Value [Line Items]
Fuel derivative contracts, Fair Value	0		0
Fuel derivative contracts, Fair Value	66		65	97
Accrued Liabilities
Derivatives, Fair Value [Line Items]
Fuel derivative liability in accrued liabilities, Fair Value	$ 0		$ 0	$ 2

[1]	Unrealized gains or losses on short-term investments, restricted cash and short-term investments and derivatives qualifying for hedge accounting are recorded in Accumulated other comprehensive income (loss) at each measurement date.